Loans - Summary of Troubled Debt Restructuring (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) Contract	Dec. 31, 2016 USD ($) Contract
Financing Receivable, Modifications [Line Items]
Number of loans restructured | Contract	8	5
Pre-Modification Recorded Investment	$ 490	$ 3,708
Post-Modification Recorded Investment	$ 490	$ 3,708
Commercial [Member]
Financing Receivable, Modifications [Line Items]
Number of loans restructured | Contract	2	4
Pre-Modification Recorded Investment	$ 150	$ 3,607
Post-Modification Recorded Investment	$ 150	$ 3,607
Commercial Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Number of loans restructured | Contract	4
Pre-Modification Recorded Investment	$ 288
Post-Modification Recorded Investment	$ 288
Residential Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Number of loans restructured | Contract	2	1
Pre-Modification Recorded Investment	$ 52	$ 101
Post-Modification Recorded Investment	$ 52	$ 101